Description of Organization and Business Operations (Details) - USD ($)		12 Months Ended
	Jan. 29, 2025	Dec. 31, 2024	Feb. 18, 2025	Dec. 31, 2023
Description of Organization and Business Operations [Line Items]
Minimum threshold consecutive trading business days for compliance period			10 days
Cash		$ 37,000
Working capital deficit		5,400,000
Line of credit		3,110,149
Available funding		$ 7,000,000
Rollover Loan [Member]
Description of Organization and Business Operations [Line Items]
Interest rate		5.00%
Borrowed money		$ 839,000
One-year business plan [Member]
Description of Organization and Business Operations [Line Items]
Estimated expenses		6,300,000
Five-year business plan [Member]
Description of Organization and Business Operations [Line Items]
Estimated expenses		62,000,000
Letter of Credit [Member]
Description of Organization and Business Operations [Line Items]
Available funding		7,000,000
Outstanding amount		3,100,000
Line of Credit [Member]
Description of Organization and Business Operations [Line Items]
Line of credit		7,000,000
Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Other compensation payments	$ 124,500
MVPHS Compliance Period [Member]
Description of Organization and Business Operations [Line Items]
Market value of publicly held shares		$ 15,000,000	$ 50,000,000
Class A Common Stock [Member] | Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Granted shares (in Shares)	10,000
Vesting period	1 year
Forecast [Member]
Description of Organization and Business Operations [Line Items]
Threshold consecutive trading days prior to the date of letter			30 days
Market value of publicly held shares			$ 50,000,000
Forecast [Member] | Market Value of Publicly Held Shares [Member]
Description of Organization and Business Operations [Line Items]
Threshold consecutive trading days prior to the date of letter			30 days
Market value of publicly held shares			$ 15,000,000